Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating Expenses:
Mineral property expenses	$ (3,538)	$ (4,584)
General and administrative	(7,357)	(6,614)
Acquisition related costs	(600)	(1,003)
Accretion of asset retirement obligations	(993)	(1,039)
Depreciation and amortization	(116)	(142)
Impairment of uranium properties	(23,712)	(11,436)
Total operating expenses	(36,049)	(24,818)
Non-Operating Income/(Expenses):
Loss on sale of marketable securities	(484)
Loss on extinguishment of convertible debt		(39)
Interest income	735	614
Gain on sale of fixed assets	104
Gain on disposal of uranium properties		4,927
Other income	10	28
Total other (expense)/income	365	5,530
Net Loss	(35,684)	(19,288)
Other Comprehensive (Loss) Income
Unrealized fair value (decrease) increase on available-for-sale securities	(861)	287
Transfer to realized loss upon sale of available-for-sale securities	484
Comprehensive Loss	$ (36,061)	$ (19,001)
BASIC AND DILUTED LOSS PER SHARE	$ (0.77)	$ (0.78)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	46,384,357	24,736,955